Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Aug. 22, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Aug. 28, 2013
Nuance Concentrated Value Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	NCVLX
Nuance Concentrated Value Fund | Investor Class
Risk/Return:
Trading Symbol	NCAVX